Related parties	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related parties
Related parties

Parent and ultimate controlling party

The immediate parent of the Company is Packaging Finance Limited ("PFL"), the ultimate parent of the Company is Packaging Holdings Limited and the ultimate shareholder is Mr. Graeme Hart.

Transactions with key management personnel

Key management personnel compensation was comprised of:

	For the year ended December 31,
(In $ million)	2019	2018	2017
Short-term employee benefits	19	13	15
Long-term employee benefits	4	3	3
Total compensation expense to key management personnel	23	16	18

Certain key management personnel are compensated by related party entities outside of the Group and it is not possible to make a reasonable apportionment of their compensation in respect of the Group. Accordingly, the above amounts include no compensation in respect of these individuals.

There were no other transactions with key management personnel during the years ended December 31, 2019, 2018 and 2017.

Related party transactions

The entities and types of transactions with which the Group entered into related party transactions during the years are detailed below. All related parties detailed below have a common ultimate shareholder, except for the joint ventures.

	Transaction value for the year ended December 31,			Balance outstanding as of December 31,
(In $ million)	2019	2018	2017	2019	2018
Balances and transactions with immediate and ultimate parent entities
Included in trade and other payables				—	—
Tax loss transfer	—	—	—
Balances and transactions with joint ventures
Included in trade and other receivables, net				8	12
Sale of goods and services(a)	26	28	22
Balances and transactions with Rank Group Limited
Included in related party and other non-current receivables(b)				339	328
Interest income	15	17	17
Included in trade and other payables				(29)	(32)
Recharges(c)	(2)	(1)	(5)
Management fee(d)	(29)	(28)	(31)
Tax loss transfer	(2)	(3)	(1)
Balances and transactions with Rank Group North America, Inc.
Included in trade and other receivables, net				—	—
Recharges	1	2	1
Included in trade and other payables				—	—
Recharges(c)	(22)	(17)	(16)
Balances and transactions with other related parties
Included in trade and other receivables, net				—	1
Recharges	3	5	5
Included in trade and other payables				(1)	(1)

(a)
All transactions with joint ventures are settled in cash. Sales of goods and services are negotiated on a cost-plus basis allowing a margin ranging from 3% to 6%. All amounts are unsecured, non-interest bearing and repayable on demand.

(b)
The loan receivable from Rank Group Limited accrues interest at a rate based on the average 90-day New Zealand bank bill rate, set quarterly, plus a margin of 3.25%. Interest is only charged or accrued if demanded by the Company. During the year ended December 31, 2019, interest was charged at 4.40% to 5.15% (2018: 5.16% to 5.26%; 2017: 5.16% to 5.25%). The loan is unsecured and repayable on demand.

(c)
Represents certain costs paid by Rank Group Limited or Rank Group North America, Inc. on behalf of the Group that were subsequently recharged to the Group. These charges are for various costs incurred including services provided, financing and other activities. All amounts are unsecured, non-interest bearing and settled on normal trade terms.

(d)
The Group’s financing agreements permit the payment to related parties of management, consulting, monitoring and advising fees (the “Management Fee”) of up to 1.5% of the Group’s Adjusted EBITDA (as defined in the financing agreements) for the previous year. Of the management fee expense in the table above, $27 million, $27 million and $29 million for the years ended December 31, 2019, 2018 and 2017, respectively, was recognized in continuing operations, with the remainder included in discontinuing operations.